Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of long-term debt
	March 31,	December 31,
	2020	2019
Long term debt is as follows:
Wells Fargo Equipment Finance, interest at 3.5% per annum, payable in monthly installments of $518.96 beginning April 2016 through March 2021, secured by warehouse equipment with a book value of $25,437	$4,752	$7,109

Notes payable issued in connection with seller financing of assets acquired, interest at 1%, payable in 24 installments of $24,996, due February 2020	-	24,997

Notes payable issued in connection with seller financing of assets acquired, interest at 8.125%, payable in 60 installments of $8,440, due August 2023	308,944	320,204
	$313,696	$352,310
Less Current Maturities	(82,876)	(110,231)
Total Long-Term Debt	$230,820	$242,079

	December 31,
	2019	2018
Long term debt is as follows:
Hitachi Capital, interest at 8.0% per annum, payable in monthly installments of $631.13 beginning September 2015 through August 2019, secured by delivery equipment with a book value of $24,910	-	3,211

Wells Fargo Equipment Finance, interest at 3.5% per annum, payable in monthly installments of $518.96 beginning April 2016 through March 2021, secured by warehouse equipment with a book value of $25,437	7,109	12,976

Notes payable issued in connection with seller financing of assets acquired, interest at 1%, payable in 24 installments of $24,996, due February 2020	24,997	350,000

Notes payable issued in connection with seller financing of assets acquired, interest at 1%, payable in 12 installments of $6,003, due September 2019	-	54,000

Notes payable issued in connection with seller financing of assets acquired, interest at 8.125%, payable in 60 installments of $8,440, due August 2023	320,204	392,252
	$352,310	$812,439
Less Current Maturities	(110,231)	(436,813)
Total Long-Term Debt	$242,079	$375,626

Schedule of expected debt maturities
Debt maturities as of December 31, 2019 are as follows:
2020	$110,231
2021	84,714
2022	91,860
2023	65,505
$352,310